UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended December 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Argonaut Capital Management Corp.

Address:  546 Fifth Avenue
          17th Floor
          New York, New York 10036

13F File Number: 028-14207


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        Lawrence Canzoneri
Title:       Chief Financial Officer
Phone:       212 752-5768


Signature, Place and Date of Signing:


/s/ Lawrence Canzoneri          New York, New York          February 5, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).



List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total:   $114,694
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number     Name

1.       028- 14210               Argonaut Management, L.P.

2.       028- 14211               Argonaut Global Macro Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2012


COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------                --------        ---------  --------  ------------------    ----------   --------  --------------------
                               TITLE                      VALUE    SHS OR   SH/  PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP    (x$1000)  PRN AMT  PRN  CALL    DISCRETION     MGRS    SOLE    SHARED  NONE
--------------                --------        ---------  --------  -------  ---  ----    ----------   -------- -------  ------  ----
ALTRIA GROUP INC              COM             02209S103     710     22,590  SH              SOLE        NONE    22,590    0       0
AMAZON COM INC                COM             023135106     551      2,195  SH              SOLE        NONE     2,195    0       0
AMERICAN INTL GROUP INC       COM NEW         026874784     465     13,166  SH              SOLE        NONE    13,166    0       0
AMERICAN TOWER CORP NEW       COM             03027X100     689      8,921  SH              SOLE        NONE     8,921    0       0
APPLE INC COM STK             COM             037833100   4,746      8,919  SH              SOLE        NONE     8,919    0       0
BANK OF AMERICA CORPORATION   COM             060505104     204     17,572  SH              SOLE        NONE    17,572    0       0
BLACKSTONE GROUP L P          COM UNIT LTD    09253U108     618     39,655  SH              SOLE        NONE    39,655    0       0
CAPITAL ONE FINL CORP         COM             14040H105     382      6,595  SH              SOLE        NONE     6,595    0       0
CANADIAN PAC RY LTD           COM             13645T100     447      4,395  SH              SOLE        NONE     4,395    0       0
CHENIERE ENERGY INC           COM NEW         16411R208     414     22,025  SH              SOLE        NONE    22,025    0       0
COINSTAR INC                  COM             19259P300     220      4,224  SH              SOLE        NONE     4,224    0       0
EQUINIX INC                   COM NEW         29444U502     459      2,226  SH              SOLE        NONE     2,226    0       0
HCA HOLDINGS INC              COM             40412C101     464     15,376  SH              SOLE        NONE    15,376    0       0
HOLLYFRONTIER CORP            COM             436106108     628     13,496  SH              SOLE        NONE    13,496    0       0
JPMORGAN CHASE & CO           COM             46625H100     677     15,399  SH              SOLE        NONE    15,399    0       0
LIBERTY MEDIA CORPORATION     LIB CAP COM A   530322106     561      4,834  SH              SOLE        NONE     4,834    0       0
MAGNUM HUNTER RES CORP DEL    COM             55973B102      53     13,206  SH              SOLE        NONE    13,206    0       0
NETFLIX INC                   COM             64110L106     285      3,077  SH              SOLE        NONE     3,077    0       0
PHILIP MORRIS INTL INC        COM             718172109   1,951     23,320  SH              SOLE        NONE    23,320    0       0
PULTE GROUP INC               COM             745867101     190     10,442  SH              SOLE        NONE    10,442    0       0
SBA COMMUNICATIONS CORP       COM             78388J106     647      9,110  SH              SOLE        NONE     9,110    0       0
SPDR S&P 500 ETF TR           TR UNIT         78462F103  97,252    682,900       CALL  SHARED-DEFINED   1,2    682,900    0       0
SPRINT NEXTEL CORP            COM SER 1       852061100     623    109,910  SH              SOLE        NONE   109,910    0       0
TENET HEALTHCARE CORP         COM NEW         88033G407     285      8,786  SH              SOLE        NONE     8,786    0       0
RYLAND GROUP INC              COM             783764103     262      7,176  SH              SOLE        NONE     7,176    0       0
VALERO ENERGY CORP NEW        COM             91913Y100     421     12,327  SH              SOLE        NONE    12,327    0       0
WHOLE FOODS MKT INC           COM             966837106     490      5,380  SH              SOLE        NONE     5,380    0       0






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